Summary of Restricted Stock Units (Details) - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Restricted stock units Beginning Balance	2,710	20,125
Weighted Average Grant Date Fair Value Beginning Balance	$ 75.02	$ 71.28
Restricted stock units Vested	(690)	(3,774)
Weighted Average Grant Date Fair Value Vested	$ 76.62	$ 74.80
Restricted stock units Forfeited/Cancelled		(13,641)
Restricted stock units Forfeited/Cancelled		$ 69.52
Restricted stock units Ending Balance	2,020	2,710
Weighted Average Grant Date Fair Value Ending Balance	$ 74.37	$ 75.02